Organization and Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 2,228,477	$ 5,271,994	$ 8,836,089	$ 5,890,175
Cash used in operating activities			6,967,221	542,102
Accumulated deficit	16,802,282		16,802,282		$ 7,966,193
Cash	$ 120,465	$ 2,249	$ 120,465	$ 2,249	$ 1,946,232	$ 320,402